Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

December 31, 2017 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	15,509	5,162	989	11,336
Distribution	10,213	3,513	149	6,849
Communication	1,088	742	22	368
Administration and service	1,561	857	46	750
Easements	638	70	—	568
	29,009	10,344	1,206	19,871

December 31, 2016 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	14,692	4,862	910	10,740
Distribution	9,656	3,305	243	6,594
Communication	1,069	674	9	404
Administration and service	1,632	924	61	769
Easements	628	67	—	561
	27,677	9,832	1,223	19,068

Financing charges capitalized on property, plant and equipment under construction were $54 million in 2017 (2016 – $52 million).